Leases - Schedule of Balance Sheet Information Related to Leases (Details)	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease right-of-use assets	$ 1,203,961
Operating lease liability, current	(1,052,046)
Operating lease liabilities, non-current	(69,347)
Total operating lease liabilities	$ (1,121,393)